Defined Benefit Plans (Asset Allocation and Target Mix) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,122.7	$ 1,057.0	$ 310.9
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	941.3	880.5
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.4	15.3
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	165.0	161.2
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	353.8	344.3
Equity securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	353.8	344.3
Equity securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Equity securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	318.8	275.5
Debt securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	318.8	275.5
Debt securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Debt securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Insurance contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158.0	153.4
Insurance contract [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Insurance contract [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Insurance contract [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158.0	153.4
Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136.5	133.1
Hedge funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	120.1	117.8
Hedge funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.4	15.3
Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Guarantee investment contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86.0	83.0
Guarantee investment contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86.0	83.0
Guarantee investment contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Guarantee investment contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39.9	36.7
Real estate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32.9	28.9
Real estate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Real estate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.0	7.8
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.7	31.0
Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.7	31.0
Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0